Share based compensation - Summary of options granted (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Contractually Granted - beginning balance	126,581,250	124,660,750	32,163,500
Granted		1,920,500	92,497,250
Contractually Granted - ending balance	126,581,250	126,581,250	124,660,750	32,163,500
Granted (for Purpose of Measuring Share-based Compensation Expense) - beginning balance	15,835,670	11,271,880	11,271,880
Granted	27,846,178	4,563,790
Forfeited	(303,241)	(1,695,896)	(214,370)
Granted (for Purpose of Measuring Share-based Compensation Expense) - ending balance	43,681,848	15,835,670	11,271,880	11,271,880
Number of Options
Beginning balance	13,925,404	11,057,510	11,271,880
Granted	27,846,178	4,563,790
Forfeited	(303,241)	(1,695,896)	(214,370)
Ending balance	41,468,341	13,925,404	11,057,510	11,271,880
Vested and exercisable	11,126,832	1,115,739
Weighted Average Exercise Price
Beginning balance	$ 0.336	$ 0.181	$ 0.189
Granted	0.171	0.670
Forfeited	0.780	0.222	0.596
Ending balance	0.171	0.336	$ 0.181	$ 0.189
Vested and exercisable	$ 0.200	$ 0.009
Weighted average remaining contractual life (years)
Weighted average remaining contractual life	7 years 21 days	7 years 4 months 6 days	8 years 1 month 17 days	9 years 1 month 24 days
Granted	7 years 4 months 28 days	7 years 10 months 13 days
Vested and exercisable	6 years 2 months 26 days	7 years
Aggregate intrinsic value
Beginning balance	$ 49,627	$ 97,280	$ 10,563
Granted	59,041	14,741
Ending balance	88,297	49,627	$ 97,280	$ 10,563
Vested and exercisable	$ 23,361	$ 4,341
Nonemployees
Number of Options
Beginning balance	2,968,109
Ending balance	5,973,185	2,968,109
Restricted Share Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Forfeited	(80,321)
Number of Options
Forfeited	(80,321)